Income tax and deferred taxes (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income tax and deferred taxes [Abstract]
Deferred tax assets and liabilities, net opening balance	$ (205,283)	$ 205,455
Increase (decrease) in deferred taxes in profit or loss	(27,407)	(440)
Increase (decrease) in deferred taxes in equity	(2,515)	268
Deferred tax liability (asset) at end of period	$ (175,361)	$ (205,283)